September 23, 2016

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated July 30, 2016

Effective September 23, 2016, Farha-Joyce Haboucha will no longer serve as a portfolio manager to the Touchstone Sustainability and Impact Equity Fund (the “Fund”). Accordingly, as of September 23, 2016, all references to and information about Ms. Haboucha are removed from the Prospectus, Summary Prospectus and Statement of Additional Information. David P. Harris and Jimmy C. Chang will continue to serve as portfolio managers of the Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54-TST-TROCX-S2-1607